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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-8842

BBH U.S. Money Market Portfolio
(Exact name of registrant as specified in charter)

40 Water Street Boston, MA 02109-3661

(Address of principle executive offices)

Michael D. Martins, Principal Financial Officer
BBH U.S. Money Market Portfolio 40 Water Street Boston, MA 01915 Mailing Address: 140 Broadway, New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code:    212-593-5509

Date of fiscal year end:      June 30, 2005

Date of reporting period:     July 1, 2003 - June 30, 2004

Item 1.  Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the portfolio named above was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH U.S. Money Market Portfolio

By (Signature and Title)   /s/ Gail C. Jones
                                              Secretary
                                             Attorney in Fact for John A. Nielsen, President and Principal Executive Officer

Insert printed name and title of signing officer     Gail C. Jones, Secretary

Date   August 31, 2004

POWER OF ATTORNEY

     Each person whose signature appears below hereby constitutes and appoints the Secretary and Assistant Secretaries of BBH U.S. MONEY MARKET PORTFOLIO and each of them, their true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution for them and in their names, place and stead, in any and all capacities, to sign any and all documents to be filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company act of 1940, by means of the Securities and Exchange Commission's electronic disclosure system known as EDGAR; and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority, to sign and perform each and every act and thing requisite and necessary to be done in connection therewith, as fully to all intents and purposes as each of them might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

SIGNATURES	TITLE	DATE

/s/John A. Nielsen
John A. Nielsen	President	February 10, 2004

Sworn to and subscribed before me this 10th day of February, 2004

/s/Maria Batista (Almanzar)
Maria Batista (Almanzar)
Notary Public, State of New York
No. 01BA6014971
Commission Expires Oct. 19, 2006